Expense Example {- Fidelity Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Fund AMCIZ Pro-02 - Fidelity Emerging Markets Fund	Dec. 30, 2021 USD ($)
Fidelity Emerging Markets Fund: Class A
Expense Example:
1 year	$ 695
3 years	949
5 years	1,222
10 years	1,999
Fidelity Emerging Markets Fund: Class M
Expense Example:
1 year	499
3 years	813
5 years	1,150
10 years	2,099
Fidelity Emerging Markets Fund: Class C
Expense Example:
1 year	304
3 years	630
5 years	1,083
10 years	2,142
Fidelity Emerging Markets Fund: Class I
Expense Example:
1 year	96
3 years	300
5 years	520
10 years	1,155
Fidelity Emerging Markets Fund: Class Z
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	$ 966